Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	192,457	208,905
Carrying amount, assets	$ 2,223	$ 1,663
Carrying amount, liabilities	$ 4,069	$ 2,771
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	60,369	75,638
Carrying amount, assets	$ 548	$ 607
Carrying amount, liabilities	450	300
Change in fair value of hedging instrument	(111)	536
Change in fair value of hedged item	(116)	534
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 5	$ 2
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35,021	31,899
Carrying amount, assets	$ 309	$ 455
Carrying amount, liabilities	$ 1,182	$ 740
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	157,435	177,006
Carrying amount, assets	$ 1,914	$ 1,208
Carrying amount, liabilities	$ 2,887	$ 2,031
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35,863	54,253
Derivatives | Foreign currency | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	24,506	21,385
Carrying amount, assets	$ 309	$ 455
Carrying amount, liabilities	448	254
Change in fair value of hedging instrument	(630)	341
Change in fair value of hedged item	(630)	341
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35,863	54,253
Carrying amount, assets	$ 239	$ 152
Carrying amount, liabilities	2	46
Change in fair value of hedging instrument	519	195
Change in fair value of hedged item	514	193
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 5	$ 2